27. Financial instruments and risk management (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair value variations:
Net gains (losses) recognized in profit or loss (a)	R$ 378,209	R$ 1,102,364	R$ (4,291,240)
Losses recognized in other comprehensive income (loss)	67,913	31,710	(40,226)
Movement of other comprehensive income (loss)
Fair value adjustments during the year	67,913	31,710	(40,226)
Operating costs and expenses	1,050,461	1,271,564	1,328,891
Fuel Derivative [Member]
Movement of assets and liabilities
Asset (liability) as beginning	3,817	0
Fair value variations:
Net gains (losses) recognized in profit or loss (a)	13,768	309
Losses recognized in other comprehensive income (loss)	35,505	0
Settlements (payments received) during the year	(12,443)	3,508
Asset (liability) as ending	40,647	3,817	0
Movement of other comprehensive income (loss)
Balances as beginning	0	0
Fair value adjustments during the year	35,505	0
Net reversal to profit or loss	0	0
Tax effects		0
Balances as ending	35,505	0	0
Effects on the profit (loss)	13,768
Operating costs and expenses	8,626	0	0
Financial results	5,142	309	(29,964)
Foreign Currency Derivatives [Member]
Movement of assets and liabilities
Asset (liability) as beginning	0	1,766
Fair value variations:
Net gains (losses) recognized in profit or loss (a)	0	(40,931)
Losses recognized in other comprehensive income (loss)	0	0
Settlements (payments received) during the year	0	39,165
Asset (liability) as ending	0	0	1,766
Movement of other comprehensive income (loss)
Balances as beginning	0	0
Fair value adjustments during the year	0	0
Net reversal to profit or loss	0	0
Tax effects		0
Balances as ending	0	0	0
Effects on the profit (loss)	0
Operating costs and expenses	0	0	0
Financial results	0	(40,931)	102,696
Interest Rate Derivative Contracts [Member]
Movement of assets and liabilities
Asset (liability) as beginning	(89,211)	(141,443)
Fair value variations:
Net gains (losses) recognized in profit or loss (a)	0	(1)
Losses recognized in other comprehensive income (loss)	(1,093)	(4,842)
Settlements (payments received) during the year	55,847	57,075
Asset (liability) as ending	(34,457)	(89,211)	(141,443)
Movement of other comprehensive income (loss)
Balances as beginning	(147,229)	(178,942)
Fair value adjustments during the year	(1,093)	(4,842)
Net reversal to profit or loss	33,501	128,731
Tax effects		(92,179)
Balances as ending	(114,821)	(147,229)	(178,942)
Effects on the profit (loss)	(33,501)
Operating costs and expenses	(11,548)	(12,574)	(13,150)
Financial results	(21,953)	(116,158)	(22,575)
Equity forward [Member]
Movement of assets and liabilities
Asset (liability) as beginning	0	0
Fair value variations:
Net gains (losses) recognized in profit or loss (a)	11,094	0
Losses recognized in other comprehensive income (loss)	0	0
Settlements (payments received) during the year	(11,094)	0
Asset (liability) as ending	0	0	0
Movement of other comprehensive income (loss)
Balances as beginning	0	0
Fair value adjustments during the year	0	0
Net reversal to profit or loss	0	0
Tax effects		0
Balances as ending	0	0	0
Effects on the profit (loss)	11,094
Operating costs and expenses	0	0	0
Financial results	11,094	0	0
Total Derivative Financial Instruments [Member]
Movement of assets and liabilities
Asset (liability) as beginning	(85,394)	(139,677)
Fair value variations:
Net gains (losses) recognized in profit or loss (a)	24,862	(40,623)
Losses recognized in other comprehensive income (loss)	34,412	(4,842)
Settlements (payments received) during the year	32,310	99,748
Asset (liability) as ending	6,190	(85,394)	(139,677)
Movement of other comprehensive income (loss)
Balances as beginning	(147,229)	(178,942)
Fair value adjustments during the year	34,412	(4,842)
Net reversal to profit or loss	33,501	128,731
Tax effects		(92,179)
Balances as ending	(79,316)	(147,229)	(178,942)
Effects on the profit (loss)	(8,639)
Operating costs and expenses	(2,922)	(12,574)	(13,150)
Financial results	R$ (5,717)	R$ (156,780)	R$ 50,157